Closed Block (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Closed Block (Textual) [Abstract]
Policyholder dividend obligation	$ 21	$ 23	$ 31